Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Corporate tax rate			21.00%		21.00%
PRC applies, income tax rate			25.00%		25.00%
Income tax expense		$ (166)	$ 15,695	$ 7,672	$ (11,029)
Income tax payable					$ 237,670	$ 229,579